3. ACQUISITIONS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash	$ 209,663	$ 13,791	$ 406,867	$ 392,702
Acquistions
Cash			385,628
Advances for bareboat contract			500,000
Escrow account			99,965
Total assets acquired			985,593
Stock subscription liability			1,000,000
Total liabilities acquired			1,000,000
Formerly existed Series A preferred shares issued for asset purchase agreement with Boston Carriers Ltd.			185
Purchase price differential			$ (14,592)